CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
Net loss for the period	$ (4,637,513)	$ (4,453,454)	$ (9,559,807)	$ (8,165,785)
Items that may be reclassified subsequently to the consolidated statement of operations:
Unrealized gain on marketable securities, net of tax of nil (Note 6)	54,887	40,273	187,668	68,216
Other comprehensive income	54,887	40,273	187,668	68,216
Comprehensive loss for the period	$ (4,582,626)	$ (4,413,181)	$ (9,372,139)	$ (8,097,569)